Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of Intangible assets
a)	Intangible assets consist of the following:

	2020	2019	2018
Amortizable intangible assets
Customer relationships	$941,582	891,553	1,020,500
Accumulated amortization	(219,702)	(74,859)	(95,911)
Impairment loss	—	(73,733)	(6,139)
Total net amortizable intangible assets	721,880	742,961	918,450
Trade names not subject to amortization	31,344	29,679	46,196
Impairment loss	—	—	(15,291)
Total intangible assets	$753,224	772,640	949,355

Schedule of reconciliation between the carrying amounts at the beginning and at the end of the intangible assets

		Trade
		names
		not subject
	Customer	to
	relationships	amortization	Total
Carrying amounts
Balance as of January 1, 2020	$817,820	29,679	847,499
Additions	—	—	—
Currency translation effect	123,762	1,665	125,427
Balance as of December 31, 2020	941,582	31,344	972,926
Accumulated amortization
Balance as of January 1, 2020	(74,859)	—	(74,859)
Additions	—	—	—
Amortization expense	(144,843)	—	(144,843)
Balance as of December 31, 2020	(219,702)	—	(219,702)
Total intangible assets	$721,880	31,344	753,224

		Trade
		names
		not subject
	Customer	to
	relationships	amortization	Total
Carrying amounts
Balance as of January 1, 2019	$1,014,361	30,905	1,045,266
Additions	—	—	—
Impairment loss	(73,733)	—	(73,733)
Currency translation effect	(122,808)	(1,226)	(124,034)
Balance as of December 31, 2019	817,820	29,679	847,499
Accumulated amortization
Balance as of January 1, 2019	(95,911)	—	(95,911)
Additions	—	—	—
Amortization expense	21,052	—	21,052
Balance as of December 31, 2019	(74,859)	—	(74,859)
Total intangible assets	$742,961	29,679	772,640